Shareholder Report, Holdings (Details) - C000121227	Mar. 31, 2025
037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.00%
67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.00%
02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	1.90%
11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.70%
532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Energy05722G100
Holdings [Line Items]
Percent of Total Investments	149.00%
Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	2.50%
Long_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Long_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Long_Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Long_Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Long_Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Short_Equity
Holdings [Line Items]
Percent of Net Asset Value	(34.40%)